Accounts Receivable, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Receivables [Abstract]
Summary of Accounts Receivable, Net

Accounts receivable, net consisted of the following as of September 26, 2015 and December 27, 2014:

	September 26,	December 27,
	2015	2014
Trade accounts receivable	$194,235	$131,060
Retention receivables	13,396	12,053
Receivables from related parties	705	333

Accounts receivable	208,336	143,446
Less: Allowance for doubtful accounts	(2,397)	(2,144)

Accounts receivable, net	$205,939	$141,302

Accounts receivable, net consisted of the following as of December 27, 2014 and December 28, 2013:

	2014	2013
Trade accounts receivable	$131,060	$85,188
Retention receivables	12,053	15,966
Receivables from related parties	333	202

Accounts receivable	143,446	101,356
Less: Allowance for doubtful accounts	(2,144)	(2,019)

Accounts receivable, net	$141,302	$99,337